Stock-based Compensation - Vested Share-based Compensation, by Exercise Price (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding stock options	615,322		575,416
Weighted- Average Remaining Contractual Life (in years)	9 years 5 months 23 days	5 years 2 months 5 days
Number of Shares	192,916
Weighted- Average Remaining Contractual Life (in years)	9 years 5 months 23 days	4 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 458	$ 801
Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Per Share	$ 6.77
Outstanding stock options	8,000
Weighted- Average Remaining Contractual Life (in years)	9 years 5 months 19 days
Number of Shares	0
Weighted- Average Remaining Contractual Life (in years)	0 years
Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Per Share	$ 7.70
Outstanding stock options	5,944
Weighted- Average Remaining Contractual Life (in years)	9 years 9 months 4 days
Number of Shares	5,944
Weighted- Average Remaining Contractual Life (in years)	9 years 9 months 4 days
Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Per Share	$ 8.03
Outstanding stock options	5,700
Weighted- Average Remaining Contractual Life (in years)	9 years 6 months
Number of Shares	5,700
Weighted- Average Remaining Contractual Life (in years)	9 years 6 months
Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Per Share	$ 8.73
Outstanding stock options	35,114
Weighted- Average Remaining Contractual Life (in years)	9 years 5 months 12 days
Number of Shares	3,494
Weighted- Average Remaining Contractual Life (in years)	9 years 5 months 12 days
Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Per Share	$ 9.64
Outstanding stock options	543,374
Weighted- Average Remaining Contractual Life (in years)	9 years 5 months 19 days
Number of Shares	176,248
Weighted- Average Remaining Contractual Life (in years)	9 years 5 months 19 days
Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price, Per Share	$ 10.81
Outstanding stock options	17,190
Weighted- Average Remaining Contractual Life (in years)	9 years 11 months 5 days
Number of Shares	1,530
Weighted- Average Remaining Contractual Life (in years)	9 years 11 months 5 days